INCOME TAX (Schedule of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAX [Abstract]
Domestic	$ 1,495	$ 3,917	$ 1,359
Foreign	(137)	(106)	(315)
Income before income tax	1,358	3,811	1,044
Statutory tax rate in Israel	25.00%	25.00%	24.00%
Theoretical tax expense	340	953	251
Carryforward losses and other deferred taxes for which a full valuation allowance was recorded	(908)	(463)	(253)
Change in valuation allowance	(3,668)	(1,442)
Changes in foreign currency exchange rate	(425)
Changes in tax rate	(334)
Others	(113)	(54)	27
Actual income tax expense (benefit)	$ (5,108)	$ (1,006)	$ 25